Note B - Revenue From Contracts With Customers - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 3,083,767	$ 1,941,171	$ 7,020,258	$ 5,114,489
North America [Member]
Total revenues	697,169	900,602	3,549,156	3,295,269
Africa [Member]
Total revenues	576,417	544,469	626,300	1,262,015
EMEA [Member]
Total revenues	1,733,681	416,372	2,580,295	426,228
Asia [Member]
Total revenues	76,500	79,728	264,507	130,977
License [Member]
Total revenues	2,478,556	1,460,183	4,584,052	2,555,809
License [Member] | North America [Member]
Total revenues	408,530	473,070	1,856,814	1,854,088
License [Member] | Africa [Member]
Total revenues	552,630	517,161	517,161	521,751
License [Member] | EMEA [Member]
Total revenues	1,446,746	390,277	2,124,088	105,314
License [Member] | Asia [Member]
Total revenues	70,650	79,675	85,989	74,656
Hardware [Member]
Total revenues	72,689	85,184	646,486	1,285,326
Hardware [Member] | North America [Member]
Total revenues	24,781	71,900	422,275	278,655
Hardware [Member] | Africa [Member]
Total revenues	0	12,033	25,833	698,264
Hardware [Member] | EMEA [Member]
Total revenues	47,008	1,251	19,914	265,996
Hardware [Member] | Asia [Member]
Total revenues	900	0	178,464	42,411
Service [Member]
Total revenues	532,522	395,804	1,789,720	1,273,354
Service [Member] | North America [Member]
Total revenues	263,858	355,632	1,270,067	1,162,526
Service [Member] | Africa [Member]
Total revenues	23,787	15,275	83,306	42,000
Service [Member] | EMEA [Member]
Total revenues	239,927	24,844	436,293	54,918
Service [Member] | Asia [Member]
Total revenues	$ 4,950	$ 53	$ 54	$ 13,910